INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 90,605	$ 72,144
Work in process	91,537	92,047
Finished goods	10,114	6,587
Inventory, net, total	192,256	170,778
Aggregate inventory write-downs	$ 649	$ 1,206